Cash and balances with the Brazilian Central Bank (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and cash equivalents		R$ 5,242,869	R$ 4,445,940	R$ 7,141,137
Of which:
Cash		4,569,443	3,316,800	2,995,112
Money market investments		673,426	1,129,140	4,146,025
Money market investments	[1]	33,158,095	45,242,674	27,170,892
Central Bank compulsory deposits	[2]	62,465,117	60,916,297	54,831,324
Total		R$ 100,866,081	R$ 110,604,911	R$ 89,143,353

[1]	Includes securities purchased under agreements to resell, long term and not considered cash equivalents.
[2]	Central Bank compulsory deposits relate to a minimum balance that financial institutions are required to maintain with Bacen based on a percentage of deposits received from third parties, considered as restricted use of resources.